Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, Par value	$ 0.001	$ 0.001	$ 0.31
Common stock, Authorized	5,000,000,000	5,000,000,000	600,000
Common stock, Issued	142,692,736	720,802,346	600,000
Common stock, Outstanding	142,692,736	720,802,346	600,000
Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, Par value	$ 0.24	$ 0.24
Preferred stock, Authorized	50,000,000	50,000,000
Preferred stock, Issued	280,000	280,000
Preferred stock, Outstanding	280,000	280,000